Convertible promissory notes (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Schedule of Convertible Debt [Table Text Block]
	July 31,	January 31,
	2015	2015

12% convertible note payable issued August 2013, $38,784 due September 2015 and $55,500 due February 2016	$62,161	$144,519

Convertible note payable issued November 2013, due November 2015	-	147,500

12% convertible note payable issued August 2014, due August 2015	-	157,792

10% convertible note payable issued October 2014, due October 2015	-	108,136

10% convertible note payable issued December 2014, due December 2016	149,911	106,697

	212,072	664,644

Less debt discount	(36,891)	(41,928)

Less current portion of convertible notes	(25,270)	(516,019)

Long-term convertible notes payable	$149,911	$106,697

	January 31,	January 31,
	2015	2014
10% convertible note payable with Northern Dynasty Minerals Ltd (“Northern Dynasty”) issued July 15, 2010	$-	$3,730,174
12% convertible note payable issued August 2013, $51,279 due in June 2015 and $93,240 due in September 2015	144,519	247,500
Convertible note payable issued November 2013, due November 2015	147,500	250,000
12% convertible note payable issued August 2014, due August 2015	157,791	-
10% convertible note payable issued October 2014, due October 2015	108,136	-
10% convertible note payable issued December 2014, due December 2016	106,697	-
	664,643	4,227,674
Less debt discount	(41,928)	(34,584)
Less current portion of convertible notes	(516,018)	(4,193,090)
Long-term convertible notes payable	$106,697	$-

Schedule of Debt [Table Text Block]
Minimum future debt payments

For the year ending January 31,
2016	$6,149
2017	561
2018 and thereafter	-
$6,710
Less: current maturities	6,149
$561